Income Tax - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax loss carryforwards and investment credits	$ 658	$ 820
Less unrecognized tax benefit	(229)
Tax loss carryforward net of unrecognized tax benefit	429	820
Inventory valuation	14	24
Impairment and restructuring charges	63	61
Fixed asset depreciation in arrears	58	75
Capitalized development costs	45
Receivables for government funding	22	15
Tax credits granted on past capital investments	1,131	1,114
Pension service costs	66	97
Stock awards	2
Commercial accruals	10	10
Other temporary differences	70	98
Total deferred tax assets	1,910	2,314
Valuation allowances	(1,454)	(1,634)
Deferred tax assets, net	456	680
Accelerated fixed asset depreciation	(58)	(64)
Acquired intangible assets	(11)	(30)
Advances of government funding	(35)	(26)
Other temporary differences	(13)	(34)
Deferred tax liabilities	(117)	(154)
Net deferred income tax asset	$ 339	$ 526